LEASES (Schedule of Components of Operating Lease Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost:
Operating lease expense	$ 25,083	$ 16,388
Variable lease expense	2,985	4,126
Short-term lease expense	20	158
Sublease income	(819)	(776)
Total operating lease cost	$ 27,269	$ 19,896